AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")

         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Account")
                                  Supplement to
                                OVERTURE MEDLEY!
                          Prospectus Dated May 1, 2006
                       Supplement Dated September 21, 2006

1. On Page 7, the EXAMPLE OF EXPENSES chart is corrected as shown in the chart below:

---------------------------------------------------------------------------------------------------------------------------
                      Surrender Policy at the end of    Annuitize Policy at the end of     Policy is neither surrendered
                      the time period. ($)                   the time period. ($)                nor annuitized. ($)
---------------------------------------------------- ---------------------------------- -----------------------------------
                        1 Yr   3 Yr   5 Yr   10 Yr       1 Yr   3 Yr   5 Yr   10 Yr          1 Yr   3 Yr   5 Yr   10 Yr
---------------------------------------------------- ---------------------------------- -----------------------------------
Maximum
Policy Expenses(1)      $1,337 $2,485 $3,300 $5,998      $1,337 $1,885 $3,100 $5,998         $637  $1,885 $3,100 $5,998

Minimum
Policy Expenses(2)      $918   $1,168 $1,338 $1,409        $918   $368   $638 $1,409         $118    $368   $638 $1,409
---------------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expense Fees. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.80% of other Policy value annual expenses for the most expensive of optional features (the Minimum Initial Premium, expanded free withdrawal, 5-year withdrawal charge, Expanded Estate Protection Benefit, and "greater of" guaranteed minimum death benefit optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.21%).

(2) Minimum Policy Expense Fees. This example assumes current charges of 0.80% for Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.36%).

All other Policy provisions remain as stated in the Policy and prospectus.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.
                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.